Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Discontinued Operations [Abstract]
Revenues		$ 13	$ 195
Less: Cost of revenues	(125)		2,109
Gross Revenue	(125)	13	(1,914)
Total operating expenses	(1,477)	212	4,795
Loss from discontinued operations	(1,602)	(199)	(6,709)
Total other income, net	(1)	(118)	381
Loss from discontinued operation before income taxes	(1,603)	(317)	(6,328)
Income tax expenses from operations
Net loss from discontinued operations	$ (1,603)	$ (317)	$ (6,328)